Feb. 28, 2018
AllianzGI Global Fundamental Strategy
AllianzGI Global Fundamental Strategy

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 28, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and

Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund

The information within the Fund Summary relating to the AllianzGI Global Fundamental Strategy Fund, in the subsection entitled “Performance Information – Highest and Lowest Quarter Returns” is hereby deleted and replaced with the following:

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 07/01/2017–09/30/2017	3.69%
Lowest 07/01/2015–09/30/2015	-3.73%

Please retain this Supplement for future reference.